Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, an intensive program of monitoring on our corporate network, frequent testing of aspects of our security posture internally and with outside vendors, a robust incident response program and regular cybersecurity awareness training for employees. Our IT department regularly monitors the performance of our platforms, apps and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, an intensive program of monitoring on our corporate network, frequent testing of aspects of our security posture internally and with outside vendors, a robust incident response program and regular cybersecurity awareness training for employees.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity Governance

Our board of directors considers cybersecurity risk as part of its risk oversight function and undertakes overall risk management, including oversight of cybersecurity and other information technology risks.

Our board of directors receives quarterly reports from management on our cybersecurity risks. In addition, management updates our board of directors, as necessary, regarding any significant cybersecurity incidents. Our board of directors also receives briefings from management on our cyber risk management program.

Our management has primary responsibility for our overall cybersecurity risk management program and supervises our internal cybersecurity personnel. Our management and the IT department, including our chief financial officer and chief executive officer, is responsible for assessing and managing our material risks from cybersecurity threats. Our team’s experience includes computing, management of OA system, management of ERP system, basic database management and network engineering.

Our management oversees efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; information obtained from governmental, public or private sources; and alerts and reports produced by security tools deployed in our IT Systems environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our board of directors considers cybersecurity risk as part of its risk oversight function and undertakes overall risk management, including oversight of cybersecurity and other information technology risks.

Our board of directors receives quarterly reports from management on our cybersecurity risks. In addition, management updates our board of directors, as necessary, regarding any significant cybersecurity incidents. Our board of directors also receives briefings from management on our cyber risk management program.

Cybersecurity Risk Role of Management [Text Block]

Our management has primary responsibility for our overall cybersecurity risk management program and supervises our internal cybersecurity personnel. Our management and the IT department, including our chief financial officer and chief executive officer, is responsible for assessing and managing our material risks from cybersecurity threats. Our team’s experience includes computing, management of OA system, management of ERP system, basic database management and network engineering.

Our management oversees efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; information obtained from governmental, public or private sources; and alerts and reports produced by security tools deployed in our IT Systems environment.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

Our management has primary responsibility for our overall cybersecurity risk management program and supervises our internal cybersecurity personnel. Our management and the IT department, including our chief financial officer and chief executive officer, is responsible for assessing and managing our material risks from cybersecurity threats. Our team’s experience includes computing, management of OA system, management of ERP system, basic database management and network engineering.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our management oversees efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; information obtained from governmental, public or private sources; and alerts and reports produced by security tools deployed in our IT Systems environment.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true